Condensed consolidated statement of cash flows (unaudited) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Loss before income tax	$ (153)	$ (390)
Adjustments for:
Amortization of intangible assets	12	9
Depreciation of property, plant and equipment	62	63
Impairment of property, plant and equipment	0
Equity-settled share-based payments	176	168
Finance costs	83	63
Net change in fair value of financial assets and liabilities	25	46
Net impairment losses on financial assets	40	33
Finance income	(90)	(102)
Gain on disposal of property, plant and equipment	(3)	(4)
Restructuring Costs	0	51
Share of loss of equity-accounted investees (net of tax)	4	3
Change in provisions		1
Adjustments to reconcile profit (loss)	156	(59)
Changes in:
- Inventories	1	4
- Deposits pledged	2	(10)
- Trade and other receivables	(64)	19
- Loan receivables in the financial services segment	(93)	(65)
- Trade payables and other liabilities	(86)	(112)
- Deposits from customers in the banking business	367	30
Cash from/ (used in) operations	283	(193)
Income tax paid	(22)	(14)
Net cash from/ (used in) operating activities	261	(207)
Cash flows from investing activities
Acquisition of property, plant and equipment	(25)	(20)
Purchase of intangible assets	(8)	(18)
Proceeds from disposal of property, plant and equipment	7	13
Acquisition of additional interests in joint venture	(43)	0
Net (acquisitions of)/ proceeds from other investments	(345)	1,204
Interest received	110	74
Net cash (used in)/ from investing activities	(304)	1,253
Cash flows from financing activities
Proceeds from share-based payment arrangements	13	12
Repurchase and retirement of ordinary shares	(131)	0
Proceeds from bank loans	57	49
Repayment of bank loans	(559)	(668)
Payment of lease liabilities	(21)	(20)
Acquisition of non-controlling interests without change in control	0	(27)
Proceeds from subscription of shares in subsidiaries by non-controlling interests without change in control	32	0
Deposits released/(pledged)	49	(2)
Interest paid	(18)	(47)
Net cash used in financing activities	(578)	(703)
Net (decrease)/ increase in cash and cash equivalents	(621)	343
Cash and cash equivalents at January 1	3,138	1,952
Effect of exchange rate fluctuations on cash held	(70)	(13)
Cash and cash equivalents at June 30	$ 2,447	$ 2,282